Share capital (Details)			1 Months Ended				3 Months Ended			12 Months Ended
	Mar. 07, 2025 shares	Mar. 06, 2025 USD ($) shares	Mar. 28, 2025 shares	Feb. 26, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 25, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) shares	Dec. 31, 2023 shares	Feb. 07, 2025 USD ($)
Share capital (Details) [Line Items]
Net proceeds (in Dollars)							$ 0	$ 296,437
Warrants expired | shares							30,770
Amount converted (in Dollars)				$ (21,178)			$ (1,188)				$ (27,845)
Warrants issued | shares	10,309		183,920			152,577
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price (in Dollars per share) | $ / shares							$ 8.56
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price (in Dollars per share) | $ / shares							$ 11.32
Restricted share units [member]
Share capital (Details) [Line Items]
Issued share of settle debts | shares								55,000	55,000
Warrants [member]
Share capital (Details) [Line Items]
Warrants expired | shares								20,000	20,000
Warrants issued | shares										346,806
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Net proceeds (in Dollars)							$ 45,887
Restricted share fair value								$ 524,324	$ 637,750
Number of share granted | shares								9,231	9,231
Issued share of settle debts, amount (in Dollars)								$ 541,800
Share options exchange, exercise price (in Dollars per share) | $ / shares							$ 5.25
Debentures converted to subordinate shares | shares		25,257
Amount converted (in Dollars)		$ 100,000
Notes and debentures issued (in Dollars)		$ 31,188
Share based payments | shares							12,500
Share options exercised | shares							12,500
Class B Common Stock [Member] | Restricted share units [member]
Share capital (Details) [Line Items]
Restricted Unit Per Share (in Dollars per share) | $ / shares								$ 0.903
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars)							$ 70,591
Restricted share units [member]
Share capital (Details) [Line Items]
Issued share of settle debts, amount (in Dollars)								$ 17,476
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price (in Dollars per share) | $ / shares								$ 55.9
Debentures converted to subordinate shares | shares				221,237	152,577
Class B Subordinate Voting Shares [Member] | Creditor [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars)								$ 33,636
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares					373,814
Amount converted (in Dollars)					$ 2,463,902
ATM Agreement [Member]
Share capital (Details) [Line Items]
Issued stock shares for common share | shares								6,362	6,362
Issued stock shares value for common share (in Dollars)								$ 308,433
Cash commission (in Dollars)								9,253
Trading expenses (in Dollars)								2,743
Net cash upon control of subsidiary (in Dollars)								11,996
Net proceeds (in Dollars)								$ 296,437